Loans Receivable (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of non-performing loans interest income recorded and recognized
Interest income that would have been recorded	$ 488	$ 858	$ 1,055
Interest income recognized	111	728	781
Interest income foregone	$ 377	$ 130	$ 274